State Street SPDR Portfolio Treasury Index ETF Average Annual Total Returns		12 Months Ended	19 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	5.37%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	6.26%	(0.36%)	(0.24%)	2.01%
State Street SPDR Portfolio Treasury Index ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.21%	5.31%
Performance Inception Date	May 20, 2024
State Street SPDR Portfolio Treasury Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.40%	3.49%
State Street SPDR Portfolio Treasury Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.66%	3.28%